Annual Total Returns[BarChart] - Nasdaq-100 ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	17.65%	1.64%	15.72%	33.91%	16.87%	7.45%	5.12%	30.41%	(1.75%)	36.58%